Indebtedness (Tables)	12 Months Ended
Dec. 31, 2025
Indebtedness [Abstract]
Schedule of Indebtedness
As at December 31,	2025	2024
Senior Secured Credit Facilities
Term Loan B (December 31, 2025 and December 31, 2024 – US$1,320,531)	$1,812,296	$1,889,451
2027 Senior Unsecured Notes (December 31, 2025 – US$213,035 and December 31, 2024 – US$221,250)	292,369	318,246
2026 Senior Secured Notes (December 31, 2025 and December 31, 2024 – US$387,047)	531,183	566,728
2027 Senior Secured Notes (December 31, 2025 and December 31, 2024 – US$224,995)	308,783	323,633
Telesat Lightspeed Financing
Government of Canada	603,376	—
Government of Quebec	112,780	—
	3,660,787	3,098,058
Deferred financing costs, prepayment options, warrants and loss on repayment	(167,180)	(1,443)
	3,493,607	3,096,615
Less: current indebtedness	(2,341,145)	—
Long-term indebtedness	$1,152,462	$3,096,615

Schedule of Short-Term and Long-Term Portions of Deferred Financing Costs, Prepayment Options and Loss on Repayment	The short-term and long-term portions of deferred financing costs, prepayment options and loss on repayment were as follows:
As at December 31,	2025	2024
Short-term deferred financing costs	$2,973	$—
Long-term deferred financing costs	11,837	9,148
	$14,810	$9,148
Short-term prepayment options	$(286)	$—
Long-term prepayment options	(4,057)	(6,999)
	$(4,343)	$(6,999)
Short-term loss on repayment	$(353)	$—
Long-term loss on repayment	—	(706)
	$(353)	$(706)
Warrants	157,066	—
	157,066	—
Deferred financing costs, prepayment options, warrants and loss on repayment	$167,180	$1,443

Schedule of Activity in Deferred Financing Charges

The activity in deferred financing charges for the year ended December 31, 2025 is as follows:

	Telesat Lightspeed Financing Warrants	Debt issue costs	Total
As at December 31, 2024	$617,476	$37,468	$654,944
Transferred to debt issue costs	(164,155)	(10,270)	(174,425)
Additions	—	1,000	1,000
Impact of foreign exchange	(24,221)	(1,364)	(25,585)
As at December 31, 2025	$429,100	$26,834	$455,934